Condensed Consolidated Statements Of Cash Flows (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Micromidas, Inc.
Debt issuance costs	$ 19,724	$ 19,724	$ 120,356	$ 120,356